Remuneration of key management	12 Months Ended
Dec. 31, 2024
Key Management Personnel Disclosure [Abstract]
Remuneration of key management	3.2. Remuneration of key management
Remuneration of the Group Leadership Team
The amounts below represent each member’s time on the
Group Leadership Team.

EURm	2024	2023	2022
Short-term benefits	14	13	17
Post-employment benefits(1)	1	1	1
Share-based payments	12	13	13
Termination benefits(2)	4	—	1
Total	31	27	32
(1)The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.
(2)Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.
Remuneration of the President and CEO

EUR	2024	2023	2022
Base salary	1 410 500	1 322 750	1 300 000
Cash incentive payments	1 824 834	1 079 695	2 342 438
Share-based payment expenses(1)	3 117 360	5 041 885	5 425 169
Pension expenses	310 937	422 274	406 806
Other benefits(2)	55 044	95 756	113 850
Total	6 718 675	7 962 360	9 588 263
(1)Represents the expense for all outstanding equity grants recorded during the year.
(2)Other benefits consist of telephone, car, driver, mobility, tax compliance support and medical insurance.
Terms of termination of service agreement of the President
and CEO
On 10 February 2025, Nokia announced Pekka Lundmark will
step down as President and CEO of Nokia effective 31 March
2025. Refer to Note 6.5. Subsequent events for more details.
In accordance with Mr. Lundmark’s service agreement, he will receive salary and benefits during the 12-month notice period, and he is entitled to any short- or long-term incentives that will vest during the notice period. Any unvested equity awards
would be forfeited after the notice period, unless the Board determines otherwise.
Remuneration of the Board of Directors

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2024			2023			2022
	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number	Annual fee(1) EUR	Meeting fees(2) EUR	Shares received(3) number
Sari Baldauf, Chair (4)(5)	465 000	10 000	52 993	465 000	10 000	47 427	440 000	—	36 217
Søren Skou, Vice Chair(5)	220 000	14 000	25 072	225 000	14 000	22 948	210 000	9 000	17 285
Timo Ahopelto(4)(6)	210 000	10 000	23 932	210 000	10 000	21 418	—	—	—
Bruce Brown	—	—	—	—	5 000	—	210 000	17 000	17 285
Elizabeth Crain(4)(5)	220 000	12 000	25 072	215 000	15 000	21 928	—	—	—
Thomas Dannenfeldt(4)(5)(7)	240 000	14 000	27 351	230 000	9 000	23 458	200 000	9 000	16 462
Lisa Hook(5)(7)	210 000	14 000	23 932	200 000	17 000	20 399	185 000	7 000	15 227
Jeanette Horan	—	—	—	210 000	10 000	21 418	195 000	—	16 050
Edward Kozel	—	—	—	—	5 000	—	205 000	12 000	16 874
Mike McNamara (6)(7)	210 000	14 000	23 932	—	—	—	—	—	—
Thomas Saueressig(6)	195 000	14 000	22 223	195 000	14 000	19 889	180 000	7 000	14 816
Carla Smits-Nusteling(7)	215 000	9 000	24 502	215 000	14 000	21 928	200 000	9 000	16 462
Kai Öistämö(6)	205 000	10 000	23 362	205 000	10 000	20 908	180 000	5 000	14 816
Total	2 390 000	121 000		2 370 000	133 000		2 205 000	75 000

(1)Annual fees consist of Board member fees and Committee chair and member fees.
(2)Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on 3 April 2024, and meeting fees accrued and paid in 2024 for the term that began at the same meeting.
(3)Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately  60% is paid in cash.
(4)Annual fees in  2024 include EUR 30 000 for Thomas Dannenfeldt as Chair and EUR 15 000 for Timo Ahopelto, Sari Baldauf and  Elizabeth Crain as members of the Personnel Committee.
(5)Annual fees in 2024 include EUR 20 000 for Elizabeth Crain as Chair and EUR 10 000 for Sari Baldauf, Thomas Dannenfeldt, Lisa Hook and Søren Skou as members of the Strategy Committee.
(6)Annual fees in 2024 include EUR 20 000 for Kai Öistämö as Chair and EUR 10 000 for Timo Ahopelto, Mike McNamara  and Thomas Saueressig as members of the Technology Committee.
(7)Annual fees in 2024 include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Thomas Dannenfeldt, Lisa Hook and Mike McNamara as members of the Audit Committee.